Subsequent Events (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013 Dividend Declared [Member]
Subsequent Event [Line Items]
Dividends declared per share	$ 0.6400	$ 0.4775	$ 0.4325	$ 0.1725
Dividends payable per share				$ 0.1725